Exceptional items	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Exceptional items
3    Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to
D
iscontinued operations are detailed in note 27 ‘Discontinued operations’.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Samarco Mineração S.A. (Samarco) dam failure
The FY2022 exceptional loss of US$1,063 million (after tax) related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2022	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco Germano dam decommissioning	68
Samarco dam failure provision	(663)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Impairment of US deferred tax assets
The Group recognised an impairment charge of US$423 million (after tax) in relation to deferred tax assets where the recoverability has historically been reliant on Petroleum earnings in the same tax group. While these tax assets remained with the Group following the merger of the Group’s oil and gas portfolio with Woodside, the impairment charge reflects the extent of other currently forecast future earnings against which the assets can be recovered.
Corporate structure unification costs
The Group incurred transaction costs associated with the unification of the Group corporate structure under its existing Australian parent company, BHP Group Limited, which was completed on 31 January 2022. Refer note 16 ‘Share capital’ for further information.
BHP Mitsui Coal (BMC) gain on disposal
On 3 May 2022 the Group sold it
s 80
per cent interest in BHP Mitsui Coal Pty Ltd (BMC) to Stanmore SMC Holdings Pty Ltd, a wholly owned subsidiary of Stanmore Resources Limited (Stanmore Resources).
Stanmore Resources paid
US$1.1
billion cash consideration at completion plus a preliminary completion adjustment of
US$218
million for working capital
. US$100
million in cash remains payable in
six months
on 3 November 2022 with potential for an additional amount of up to
US$150
million (US$122 million discounted) in a price-linked earnout payable in the 2024 calendar year.

Details of the gain on disposal is as follows:

US$M
Assets
Cash and cash equivalents	63
Trade and other receivables	360
Other financial assets	26
Inventories	92
Property, plant and equipment	1,214
Total assets	1,755

Liabilities
Trade and other payables	253
Interest bearing liabilities	249
Tax payable s	9
Provisions	425
Deferred tax liabilities	31

Total liabilities	967

Net assets disposed	788

Less non-controlling interest share of net assets disposed	157

BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840

The exceptional items relating to the year ended 30 June 2021 and the year ended 30 June 2020 are detailed below.
30 June 2021

Year ended 30 June 2021 Restated	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(499)	138	(361)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(473)	(1,787)

Total	(4,423)	(1,057)	(5,480)

Attributable to non-controlling interests	(34)	10	(24)
Attributable to BHP shareholders	(4,389)	(1,067)	(5,456)

Samarco Mineração S.A. (Samarco) dam failure
The FY2021 exceptional loss of US$1,158 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco Germano dam decommissioning	(15)
Samarco dam failure provision	(1,000)
Fair value change on forward exchange derivatives	136
Net finance costs	(85)
Income tax expense	(71)

Total 1	(1,158)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
COVID-19 related costs
The exceptional item reflects the directly attributable COVID-19 pandemic related additional costs for the Group for FY2021, including costs associated with the increased provision of health and hygiene services, the impacts of maintaining social distancing requirements and demurrage and other standby charges related to delays caused by COVID-19. At the time, COVID-19 was considered a single protracted globally pervasive event.
However, as the pandemic has continued to evolve, certain impacts that were initially considered to be potentially short-term in nature are now expected to continue over a number of reporting periods. These activities are now considered to be part of business as usual operations and, as such, for FY2022, the incremental costs have not been classified as an exceptional item.
Impairment of Energy coal assets
The Group recognised an impairment charge of US$1,704 million (after tax) in relation to New South Wales Energy Coal (NSWEC) reflecting the status of the divestment process and current market conditions for thermal coal, the strengthening Australian dollar and changes to the mine plan. In addition, the Group recognised an impairment charge of US$470 million (after tax) for Cerrejón, reflecting the expected net sales proceeds.
Impairment of Potash assets
The Group recognised an impairment charge of US$1,787 million (after tax) in relation to Potash. The impairment charge reflect ed
 an analysis of

market perspectives and the value that we
expected
a market participant to attribute to our investments to date.
30 June 2020

Year ended 30 June 2020 Restated	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(177)	51	(126)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,540)	239	(1,301)

Attributable to non-controlling interests	(291)	90	(201)
Attributable to BHP shareholders	(1,249)	149	(1,100)

Samarco Mineração S.A. (Samarco) dam failure
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total 1	(176)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Cancellation of power contracts
Reflects an onerous contract provision in relation to the cancellation of power contracts at the Group’s Escondida and Spence operations, as part of the shift towards 100 per cent renewable energy supply contracts.
COVID-19 related costs
The exceptional item reflects the directly attributable COVID-19 pandemic related additional costs for the Group for FY2020, including costs associated with the increased provision of health and hygiene services, the impacts of maintaining social distancing requirements and other standby charges related to delays caused by COVID-19. At the time, COVID-19 was considered a single protracted globally pervasive event.
However, as the pandemic has continued to evolve, certain impacts that were initially considered to be potentially short-term in nature are now expected to continue over a number of reporting periods. These activities are now considered to be part of business as usual operations and, as such, for FY2022, the incremental costs have not been classified as an exceptional item.
Cerro Colorado impairment
The Group recognised an impairment charge of US$492 million (after tax) in relation to Cerro Colorado. This reflects the decision taken by the Group to reduce Cerro Colorado’s throughput for the remaining period of its current environmental licence, which expires at the end of CY2023.